                   Metropolitan Tower Life Insurance Company
                              One Madison Avenue
                              New York, NY 10010


Via Electronic Filing
---------------------

Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC  20549

Re:  Metropolitan Tower Separate Account Two
     Registration No. 2-95019
    --------------------------------

Gentlemen:

Pursuant to Rule 101(a)(2)(i) of Regulation S-T, conveyed via EDGAR on behalf of the Registrant for filing in accordance with Rule 497(j) under the Securities Act of 1933 ("1933 Act"), Registrant hereby certifies that:

(1) The May 1, 1998 form of Supplement to the Prospectus dated May 1, 1992 that would have been filed pursuant to 497(b) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 16 to the Registration Statement for Separate Account UL ("Post-Effective Amendment No. 16"); and

(2) Post-Effective Amendment No. 16 to the Registration Statement was filed electronically with the Securities and Exchange Commission on April 29, 1998.


Very truly yours,



/s/Robin Wagner
---------------
Robin Wagner
Assistant Secretary

April 30, 1998